Subsequent Events (Details) $ / shares in Units, $ in Millions, $ in Millions, $ in Millions	Oct. 26, 2026 USD ($)	Aug. 07, 2026 USD ($)	Aug. 07, 2026 AUD ($) $ / shares	Jul. 31, 2026 $ / shares	Jul. 16, 2026 USD ($)	Jul. 16, 2026 CAD ($)
Subsequent Events [Member] | Tranche 1 Convertible Notes [Member]
Subsequent events [Abstract]
Interest payment				semi-annually
Sale of Pegmatite Rights [member]
Subsequent events [Abstract]
Cash consideration received on disposal		$ 3.5	$ 5.0
Equity instruments received as disposal consideration		5.6	8.0
Deferred cash consideration receivable on disposal		$ 2.1	$ 3.0
Contingent cash consideration rate per tonne (in dollars per share)			$ 0.7
Issuance of Upfront Tranche of Convertible Notes [Member]
Subsequent events [Abstract]
Proceeds from issuance of convertible notes					$ 46.0	$ 65
Maturity period				5 years
Interest rate margin				2.25%
Initial conversion price (in dollars per share)				$ 17.17
Completion of Sale of Ewoyaa Project Interest [Member]
Subsequent events [Abstract]
Expected cash consideration in sale of ownership interest | $	$ 71.0